Nature of business and organization (Details Narrative) - $ / shares	Sep. 30, 2024	Sep. 29, 2024	Jun. 30, 2026	Dec. 31, 2025
Common Class A [Member]
Issuance of shares	22,477,825	22,477,825
Common stock par value		$ 0.0005	$ 0.0005	$ 0.0005
Common Class B [Member]
Issuance of shares		4,780,555
Common stock par value		$ 0.0005	$ 0.0005	$ 0.0005
Common Class B [Member] | Common Stock [Member]
Issuance of shares	4,780,575
Shares outstanding	20
KNOREX SG [Member]
Ownership percentage	100.00%